Prospectus Supplement	September 14, 2022

Putnam RetirementReady® Funds
Prospectus dated November 30, 2021

The Effective Date of the Repositioning of each Putnam RetirementReady Fund, as previously described in the prospectus supplement dated July 1, 2022, is currently anticipated to be on or about February 10, 2023.

Shareholders should retain this Supplement for future reference.

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